Warrants and Share-based Payment - Summary of Warrant Compensation Cost (Detail) - Warrants [member] - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total warrant compensation costs	€ 10,416	€ 8,075	€ 38,781	€ 26,205
Research and development cost [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total warrant compensation costs	7,034	5,060	24,093	15,239
Selling, general, and administrative expenses [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total warrant compensation costs	€ 3,382	€ 3,015	€ 14,688	€ 10,966